Leases - Schedule of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Lease Cost:
Amortization of right-of-use assets		$ 37,335	$ 73,422
Interest on lease liabilities		539	10,036
Total finance lease cost		$ 37,874	$ 83,458
Weighted-average remaining lease term (in years)			5 months 15 days
Weighted-average discount rate			5.84%